UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23860

                         Polen Credit Opportunities Fund

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                          Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

1636 N Cedar Crest Blvd.

Suite #161

                         Allentown, PA 18104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 856-528-3500

Date of fiscal year end: April 30

Date of reporting period: October 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Polen Credit Opportunities Fund
Institutional Class
SEMI-ANNUAL REPORT
October 31, 2023
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Polen Credit Opportunities Fund
Portfolio Holdings Summary Table
October 31, 2023
(Unaudited)
The following table presents a summary by industry of the portfolio holdings of Polen Credit Opportunities Fund (the "Fund"):
	% of Net Assets	Value
CORPORATE BONDS:
Materials	19.5%	$ 5,101,017
Industrial Products	12.0	3,126,977
Consumer Discretionary Products	8.8	2,307,712
Media	5.5	1,447,972
Consumer Staple Products	1.8	454,414
Health Care	1.2	311,822
SENIOR LOANS:
Media	7.5	1,949,891
Industrial Services	6.9	1,791,305
Materials	4.6	1,209,967
Industrial Products	3.7	956,686
Insurance	3.6	933,671
Consumer Staple Products	3.2	842,979
Health Care	3.1	800,389
Retail & Wholesale - Discretionary	2.2	580,687
Consumer Discretionary Services	1.6	429,062
Technology Hardware & Semiconductors	1.0	269,500
Financial Services	0.8	220,553
Telecommunications	0.6	167,470
COMMON AND PREFERRED STOCKS:
Materials	3.5	928,122
Retail & Wholesale - Discretionary	2.8	745,244
Consumer Discretionary Services	2.5	645,522
Industrial Products	0.7	176,099
Software & Technology Services	0.0	470
WARRANTS:
Consumer Discretionary Services	0.0	—
Industrial Products	0.0	—
Other Assets in Excess of Liabilities	2.9	750,082
NET ASSETS	100.0%	$26,147,613

Portfolio holdings are subject to change at any time.
See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
The accompanying notes are an integral part of the financial statements.

POLEN CREDIT OPPORTUNITIES FUND
Portfolio of Investments
October 31, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 48.8%
Consumer Discretionary Products — 8.8%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)	$ 357,000	$ 341,221
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	1,235,000	971,358
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	1,251,000	995,133
		2,307,712
Consumer Staple Products — 1.8%
B&G Foods, Inc., 5.25%, 4/1/25	473,000	454,414
Health Care — 1.2%
Surgery Center Holdings, Inc., 6.75%, 7/1/25(a)	319,000	311,822
Industrial Products — 12.0%
Madison IAQ, LLC, 5.875%, 6/30/29(a)	983,000	761,549
Material Sciences Corp., 13.115%, 7/9/26(b)(c)(d)	818,229	803,910
SPX Flow, Inc., 8.75%, 4/1/30(a)	570,000	522,582
Titan Acquisition Ltd., 7.75%, 4/15/26(a)	1,117,000	1,038,936
		3,126,977
Materials — 19.5%
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	1,399,000	1,347,041
Century Aluminum Co., 7.50%, 4/1/28(a)	776,000	732,205
Northwest Acquisitions ULC, 7.125%, 11/1/22(a)(c)(e)	402,000	40
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	924,000	815,290
Polished Metals Ltd. Note, 14.49% (SOFR +900 bps), 4/14/27(b)(c)(d)	1,146,441	1,146,441
Specialty Steel Holdings, Inc., 15.39%, 11/15/26(b)(c)	1,060,000	1,060,000
		5,101,017
Media — 5.5%
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(a)	290,000	221,493
	Par Value	Value
CORPORATE BONDS — (Continued)
Media — (Continued)
Radiate Holdco, LLC, 6.50%, 9/15/28(a)	$ 277,000	$ 135,879
Sterling Entertainment Enterprises, LLC, 10.25%, 1/15/25(b)(c)(d)	1,148,000	1,090,600
		1,447,972
TOTAL CORPORATE BONDS (Cost $13,288,088)		12,749,914
SENIOR LOANS†(f) — 38.8%
Consumer Discretionary Services — 1.6%
Kuehg Corp., Initial Term Loan, 10.39% (SOFR +500 bps), 6/12/30	429,745	429,062
Consumer Staple Products — 3.2%
VC GB Holdings I Corp., Second Lien Initial Term Loan, 12.402% (SOFR +701 bps), 7/23/29(g)	926,859	842,979
Financial Services — 0.8%
Nexus Buyer, LLC, Second Lien Term Loan, 11.674% (SOFR +635 bps), 11/5/29	232,161	220,553
Health Care — 3.1%
Aveanna Healthcare, LLC, Initial Term Loan, 12.572% (SOFR +715 bps), 12/10/29	726,122	511,916
EyeCare Partners, LLC, Second Lien Initial Term Loan, 17.248% (SOFR +686 bps), 11/15/29	721,182	288,473
		800,389
Industrial Products — 3.7%
Engineered Machinery Holdings, Inc., Second Lien Amendment No 3 Incremental Term Loan, 11.652% (SOFR +626 bps), 5/21/29	558,175	541,430
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 12.152% (SOFR +650 bps), 5/21/29	428,099	415,256
		956,686

The accompanying notes are an integral part of the financial statements.

POLEN CREDIT OPPORTUNITIES FUND
Portfolio of Investments (Continued)
October 31, 2023
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Services — 6.9%
Ankura Consulting Group, LLC, Second Lien Closing Date Term Loan, 13.64% (SOFR +826 bps), 3/19/29	$ 469,262	$ 403,275
Infinite Bidco, LLC, Second Lien Initial Term Loan, 12.645% (SOFR +726 bps), 3/2/29	474,202	410,977
LaserShip, Inc., Second Lien Initial Loan, 13.396% (SOFR +793 bps), 5/7/29	701,424	564,646
RLG Holdings, LLC, Second Lien Closing Date Initial Term Loan, 12.969% (SOFR +764 bps), 7/6/29	454,443	412,407
		1,791,305
Insurance — 3.6%
Asurion, LLC, New B-4 Term Loan, 10.689% (SOFR +536 bps), 1/20/29	1,096,592	933,671
Materials — 4.6%
Arctic Canadian Diamond Company Ltd., Second Lien Term Loan, 10.00%, 12/31/27(b)(c)(d)	91,506	91,506
CP Iris Holdco I, Inc., Initial Term Loan, 12.424% (SOFR +710 bps), 10/1/29(c)	470,000	413,600
Trident TPI Holdings, Inc., Tranche B-5 Initial Term Loan, 9.89% (SOFR +450 bps), 9/15/28(g)	708,225	704,861
		1,209,967
Media — 7.5%
Clear Channel Outdoor Holdings, Inc., Term B Loan, 9.145% (SOFR +376 bps), 8/21/26	950,000	910,413
MH Sub I, LLC, Second Lien Term Loan, 11.574% (SOFR +625 bps), 2/23/29	1,199,974	1,039,478
		1,949,891
Retail & Wholesale - Discretionary — 2.2%
CNT Holdings I Corp., Second Lien Initial Term Loan, 12.176% (SOFR +675 bps), 11/6/28	582,873	580,687
	Par Value	Value
SENIOR LOANS — (Continued)
Technology Hardware & Semiconductors — 1.0%
Altar Bidco, Inc., Second Lien Initial Term Loan, 10.493% (SOFR +560 bps), 2/1/30	$ 280,000	$ 269,500
Telecommunications — 0.6%
Xplornet Communications, Inc., Second Lien Initial Term Loan, 12.505% (SOFR +711 bps), 10/1/29	469,262	167,470
TOTAL SENIOR LOANS (Cost $11,546,176)		10,152,160
	Number of Shares
COMMON AND PREFERRED STOCKS† — 9.5%
Consumer Discretionary Services — 2.5%
Learning Care Group P/S(b)(c)(d)*	397	645,522
Industrial Products — 0.7%
Utex Industries, Inc.(b)(c)(d)*	2,718	176,099
Materials — 3.5%
Arctic Canadian Diamond Co. Ltd.(b)(c)(d)*	134	51,992
Burgundy Diamond Mines Ltd.(c)*	242,800	23,873
Specialty Steel Holdings, Inc.(b)(c)*	6	852,257
		928,122
Retail & Wholesale - Discretionary — 2.8%
ATD New Holdings, Inc.(b)(c)*	10,489	745,244
Software & Technology Services — 0.0%
Skillsoft Corp.*	25	470
TOTAL COMMON AND PREFERRED STOCKS (Cost $1,925,350)		2,495,457
	Par Value
WARRANTS † — 0.0%
Consumer Discretionary Services — 0.0%
CWT Travel Holdings, Inc., Strike Price: $57.00, 11/19/2026(b)(c)*	$2,015	—
CWT Travel Holdings, Inc., Strike Price: $67.69, 11/19/2028(b)(c)*	2,122	—
Learning Care Group Warrant(b)(c)(d)*	117	—

The accompanying notes are an integral part of the financial statements.

POLEN CREDIT OPPORTUNITIES FUND
Portfolio of Investments (Concluded)
October 31, 2023
(Unaudited)
	Par Value	Value
WARRANTS — (Continued)
Industrial Products — 0.0%
Utex Industries Holdings, LLC, Strike Price: $114.76, 12/3/2025(b)(c)(d)*	$2,840	$ —
TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS - 97.1% (Cost $26,759,614)		25,397,531
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9%		750,082
NET ASSETS - 100.0%		$ 26,147,613

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2023, these securities amounted to $8,194,549 or 31.34% of the Fund's net assets.
(b)	Security is fair valued by Polen Capital Credit, LLC (the "Adviser"), in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
(c)	Security is deemed illiquid at October 31, 2023.
(d)	Security deemed to be restricted as of October 31, 2023. As of October 31, 2023, the fair value of restricted securities in the aggregate was $4,006,070, representing 15.32% of the Fund’s net assets. Additional information on restricted securities can be found in Note 1.
(e)	Security is currently in default.
(f)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2023.
(g)	All or a portion of this senior loan will settle after October 31, 2023, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
†	See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System ("BICS").
*	Non-income producing.
LLC	Limited Liability Company
SOFR	Secured Overnight Funding Rate

The accompanying notes are an integral part of the financial statements.

POLEN CREDIT OPPORTUNITIES FUND
Statement of Assets and Liabilities
October 31, 2023
(Unaudited)
Assets
Investments, at value (Cost $26,759,614)	$25,397,531
Cash and cash equivalents	1,383,958
Receivables:
Interest	314,458
Investment adviser	157,119
Deferred organizational and offering costs	408,449
Prepaid expenses and other assets	30,058
Total Assets	27,691,573
Liabilities
Payables:
Investments purchased	948,514
Organizational and offering costs	521,749
Legal fees	26,414
Administration and accounting fees	19,979
Accrued expenses	27,304
Total Liabilities	1,543,960
Contingencies and Commitments (Note 2)	—
Net Assets	$26,147,613
Net Assets Consisted of:
Paid-in capital	$26,760,068
Total distributable loss	(612,455)
Net Assets	$26,147,613
Institutional Class Shares:
Net assets	$26,147,613
Shares outstanding	2,676,815
Net asset value per share	$ 9.77
The accompanying notes are an integral part of the financial statements.

POLEN CREDIT OPPORTUNITIES FUND
Statement of Operations
For the Period Ended October 31, 2023*
(Unaudited)
Investment income
Interest	$ 483,434
Total investment income	483,434
Expenses
Organizational and offering costs	113,300
Advisory fees(Note 2)	58,206
Legal fees	26,684
Audit fees	25,588
Administration and accounting fees(Note 2)	19,979
Trustees’ and officers’ fees(Note 2)	10,815
Transfer agent fees(Note 2)	10,264
Registration and filing fees	7,921
Custodian fees(Note 2)	3,947
Shareholder reporting fees	2,632
Other expenses	2,321
Total expenses before waivers and reimbursements	281,657
Less: waivers and reimbursements(Note 2)	(246,747)
Net expenses after waivers and reimbursements	34,910
Net investment income	448,524
Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(113,443)
Net change in unrealized depreciation on investments**	(473,894)
Net realized and unrealized loss on investments	(587,337)
Net decrease in net assets resulting from operations	$ (138,813)

*	The Fund commenced operations on August 28, 2023.
**	Net change in unrealized depreciation does not include net unrealized depreciation of $888,189 from a subscription into the fund as part of a reorganization in the amount of $26,186,426 on August 25, 2023. See Note 1 in the Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

POLEN CREDIT OPPORTUNITIES FUND
Statement of Changes in Net Assets
For the Period from August 28, 2023* to October 31, 2023 (Unaudited)
Net increase/(decrease) in net assets from operations:
Net investment income	$ 448,524
Net realized losses from investments	(113,443)
Net change in unrealized depreciation on investments	(473,894)
Net decrease in net assets resulting from operations	(138,813)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(473,642)
Net decrease in net assets from dividends and distributions to shareholders	(473,642)
Increase in net assets derived from capital share transactions	26,660,068 (1)
Total increase in net assets	26,047,613
Net assets
Beginning of period(2)	100,000
End of period	$26,147,613

*	The Fund commenced operations on August 28, 2023.
(1)	In connection with a subscription pursuant to the reorganization of a limited partnership affiliated with the Adviser, a subscription in the amount of $26,186,426 was received by the Fund on August 25, 2023. The subscription was composed of securities and cash in the amounts of $25,256,762 and $2,714,322, respectively, and was net of liabilities assumed, including payables for investments purchased. See Note 1 for additional information.
(2)	The Adviser made an initial Institutional Class share purchase of 10,000 shares for $100,000 at a $10.00 net asset value per share on August 14, 2023.
The accompanying notes are an integral part of the financial statements.

POLEN CREDIT OPPORTUNITIES FUND
Statement of Cash Flow
For the period ended
October 31, 2023*
(Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$ (138,813)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of long-term portfolio investments	$ (1,762,581)
Proceeds from disposition of long-term portfolio investments	1,081,643
Net accretion and amortization of discount/premium on investment securities	(47,168)
Net realized loss from investments	113,443
Net change in unrealized depreciation on investments	473,894
Increase in interest receivable	(314,458)
Increase in receivable from investment adviser	(157,119)
Increase in prepaid expenses and other assets	(30,058)
Increase in deferred organizational and offering costs receivable	(408,449)
Increase in payable for investments purchased	948,514
Increase in administration and accounting fees	19,979
Increase in organizational and offering costs payable	521,749
Increase in legal fees payable	26,414
Increase in accrued expense payable	27,304
Net cash provided in operating activities	354,294
Cash flows from financing activities:
Cash received from subscription-in-kind	$ 2,714,322
Cash disbursed for unsettled subscription-in-kind activity	(1,784,658)
Net cash provided by financing activities	929,664
Net increase in cash	1,283,958
Cash:
Beginning of Period	$ 100,000
End of Period	$ 1,383,958

Supplemental Disclosure for non-cash operating activities
Purchases of investment securities in-kind	$(26,144,951)

Supplemental Disclosure for non-cash financing activities
Proceeds from shares sold in-kind	$ 26,186,426
Distributions reinvested	$ 473,642

* The Fund commenced operations on August 28, 2023.
The accompanying notes are an integral part of the financial statements.

POLEN CREDIT OPPORTUNITIES FUND
Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Institutional Class
For the Period Ended October 31, 2023* (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$ 10.00
Net investment income(1)	0.17
Net realized and unrealized loss on investments	(0.22)
Total from investment operations	(0.05)
Dividends and distributions to shareholders from:
Net investment income	(0.18)
Net asset value, end of period	$ 9.77
Total investment return(2)	(0.52)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$26,148
Ratio of expenses to average net assets	0.75% (3)
Ratio of expenses to average net assets without waivers and/or reimbursements(4)	6.05% (3)
Ratio of net investment income to average net assets	9.64% (3)
Portfolio turnover rate	4% (5)

*	Commencement of operations on August 28, 2023.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN CREDIT OPPORTUNITIES FUND
Notes to Financial Statements
October 31, 2023
(Unaudited)
1. Organization and Significant Accounting Policies
Polen Credit Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on February 13, 2023, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified, closed-end management investment company that operates as an “interval fund.” The Fund offers Institutional Class shares.
The Fund's registration statement under the 1940 Act and the Securities Act of 1933, as amended (the "Securities Act") was declared effective on August 21, 2023. The Fund commenced investment operations on August 28, 2023. Simultaneous with the commencement of the Fund’s investment operations, Polen DDJ Strategic Income Plus Fund, L.P. (the “Predecessor Fund”), a Delaware limited partnership, reorganized with and transferred substantially all its assets and remaining liabilities into the Fund in exchange for 2,618,643 Institutional Class shares valued at $26,186,426 (the "Reorganization"). The Reorganization was accomplished at the close of business on August 25, 2023. For financial reporting purposes, assets received, and shares issued were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The Fund is an “interval” fund and makes periodic offers to repurchase shares (See Note 5). Except as permitted by the Fund’s structure, no shareholder will have the right to require the Fund to repurchase its shares. No public market for shares exists, and none is expected to develop in the future. Consequently, shareowners generally will not be able to liquidate their investment other than as a result of repurchases of their shares by the Fund.
The Fund’s investment objective is overall total return consisting of a high level of current income together with long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in high yield credit instruments, with a focus on “middle market” issuers in the United States and, to a much lesser extent, Canada. The Fund invests its assets primarily in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings (including a significant portion of such assets in credit instruments in the lower tier of the high yield market that are rated B and below), including high yield bonds and first and second lien loans of non-investment grade borrowers (“bank loans”). The Fund may invest in the debt securities of stressed and distressed issuers. The Fund also may invest in privately-negotiated debt instruments. Under normal conditions, the Fund invests at least 80% of its Managed Assets in credit instruments and other investments with similar economic characteristics, including convertible debt. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes). Although not a principal investment strategy, the Fund may invest up to 20% of its Managed Assets in other securities and instruments including, without limitation: equity securities, including equity securities of issuers that are related to the Fund’s investments in credit instruments, such as common stock and preferred stock (including warrants or other rights to acquire common or preferred stock) and cash equivalents and money market funds for the temporary investment of cash.
The Fund is considered an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation – The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. The Fund’s fixed income securities and floating rate loans are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Securities that do not have a readily available current market value are valued by the Fund's investment adviser, Polen Capital Credit, LLC ("Polen Credit" or the "Adviser"), as “valuation designee” under the oversight of the Board of Trustees. The Adviser has adopted policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Fund’s Board of Trustees. The Adviser’s policy is intended to result in a

POLEN CREDIT OPPORTUNITIES FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Adviser as valuation designee will monitor for significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund had the ability to access. Valuation adjustments and block discounts are not applied to Level 1 securities. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment;
•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.); and
•  Level 3 — Valuations based on significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The valuations for corporate bonds and senior loans are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

POLEN CREDIT OPPORTUNITIES FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
The following is a summary of the inputs used, as of October 31, 2023, in valuing the Fund's investments carried at fair value:
	Total Value at 10/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Corporate Bonds
Consumer Discretionary Products	$ 2,307,712	$ —	$ 2,307,712	$ —
Consumer Staple Products	454,414	—	454,414	—
Health Care	311,822	—	311,822	—
Industrial Products	3,126,977	—	2,323,067	803,910
Materials	5,101,017	—	2,894,576	2,206,441
Media	1,447,972	—	357,372	1,090,600
Senior Loans
Consumer Discretionary Services	429,062	—	429,062	—
Consumer Staple Products	842,979	—	842,979	—
Financial Services	220,553	—	220,553	—
Health Care	800,389	—	800,389	—
Industrial Products	956,686	—	956,686	—
Industrial Services	1,791,305	—	1,791,305	—
Insurance	933,671	—	933,671	—
Materials	1,209,967	—	1,118,461	91,506
Media	1,949,891	—	1,949,891	—
Retail & Wholesale - Discretionary	580,687	—	580,687	—
Technology Hardware & Semiconductors	269,500	—	269,500	—
Telecommunications	167,470	—	167,470	—
Common and Preferred Stocks
Consumer Discretionary Services	645,522	—	—	645,522
Industrial Products	176,099	—	—	176,099
Materials	928,122	23,873	—	904,249
Retail & Wholesale - Discretionary	745,244	—	—	745,244
Software & Technology Services	470	470	—	—
Warrants
Consumer Discretionary Services	—	—	—	— *
Industrial Products	—	—	—	— *
Total Assets	$ 25,397,531	$ 24,343	$ 18,709,617	$ 6,663,571

*	Current value is $0.

POLEN CREDIT OPPORTUNITIES FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
The following is a reconciliation of assets in which Level 3 inputs were used in determining value:
	Corporate Bonds	Senior Loans	Common and Preferred Stocks	Warrants	Total
Balance as of August 28, 2023	$ —	$	$ —	$—	$ —
Purchases	4,162,580	91,506	1,880,139	—	6,134,225
Accrued premiums/(discounts)	1,254	—	—	—	1,254
Net change in unrealized appreciation/(depreciation)	(62,883)	—	590,975	—	528,092
Balance as of October 31, 2023	$4,100,951	$91,506	$2,471,114	$—*	$6,663,571

Net change in unrealized appreciation/(depreciation) on investments held at October 31, 2023	$ (62,883)	$ —	$ 590,975	$—	$ 528,092

* Current value is $0.
The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of certain material Level 3 investments.
Asset Class	Value as of October 31, 2023	Valuation Technique(s)	Unobservable Inputs	Range of Inputs (Weighted Average)	(Weighted Average)
Corporate Bonds	$4,100,951	Yield analysis	Yield to maturity/worst	12.72% - 15.43%	14.02%
Senior Loans	91,506	Yield analysis	Yield to maturity/worst	17.49%	17.49%
Common and Preferred Stocks	2,419,122	Market Approach	EBITDA multiple market	3.56x - 9.50x	10.86x
			Weight ascribed to approach	50%
		Discounted cash flow analysis	Discount rate	11.81% - 17.78%	14.43%
			Termination value multiple	5.00x - 10.00x	9.84x
			Weight ascribed to approach	50%
	51,992	Discounted cash flow analysis	Discount rate	15.00%	15.06%
			Weight ascribed to approach	100%
Warrants	–*	Intrinsic value	Strike price per share	$57.00 - $1,678.62	N/A
			Per share value (fully diluted)	$0.00 - $988.44
Total	$6,663,571
* Current value is $0.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

POLEN CREDIT OPPORTUNITIES FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
From August 28, 2023, commencement of operations, to October 31, 2023, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is recorded on the accrual basis, using the effective yield method. Dividends are recorded on the ex-dividend date. The Fund may be subject to foreign taxes on income, a portion of which may be recoverable. The Fund may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Fund may also be subject to foreign taxes on income, a portion of which may be recoverable. The Fund applies for refunds where available. The Fund will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, the Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Organizational and Offering Costs — Organizational costs may include, among other things, the cost of organizing as a Delaware statutory trust, the cost of certain legal services and other fees pertaining to the Fund’s organization. These costs are expensed as incurred by the Fund.
Offering costs may include, among other things, legal, printing and other expenses pertaining to offering the Fund’s Shares. Offering costs are amortized over 12 months on a straight-line basis, from commencement of operations.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss

POLEN CREDIT OPPORTUNITIES FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of the Fund's debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or seek bankruptcy protection. Securities such as high-yield bonds, e.g., bonds with low credit ratings by Moody's (Ba or lower) or Standard & Poor's (BB and lower) or if unrated are of comparable quality as determined by the Adviser, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
Senior Loans — The Fund invests in senior loans and other floating rate investments. Senior loans typically are rated below investment grade. Below investment grade securities, including senior loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. These securities, once sold, may not settle for an extended period (for example, several weeks or even longer). The Fund will not receive its sale proceeds until that time, which may constrain the Fund’s ability to meet its obligations. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a senior loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many senior loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.
Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.
Unfunded Loan Commitments— The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Fund’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investments. A corresponding payable for investments purchased has also been recorded, which represents the actual unfunded amount on the balance sheet date. Unfunded loan commitments are included in the Portfolio of Investments. At October 31, 2023, there were no unfunded loan commitments.
Restricted Securities — Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such

POLEN CREDIT OPPORTUNITIES FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
securities for resale, at the issuer's expense, either upon demand by the fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund's restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund's adviser pursuant to the Fund's fair value policy, subject to oversight by the Board. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.
The below securities are restricted from resale as of October 31, 2023:
	Security Type	Acquisition Date*	Cost	Value
Arctic Canadian Diamond Co. Ltd.	Common Stocks	2/3/2021	—	$ 51,992
Arctic Canadian Diamond Company Ltd.	Senior Loans	2/3/2021	91,506	91,506
Learning Care Group P/S	Preferred Stocks	3/9/2018	435,930	645,522
Learning Care Group Warrant	Warrants	3/9/2018	—	—
Material Sciences Corp.	Corporate Bonds	7/9/2018	818,229	803,910
Polished Metals Ltd. Note	Corporate Bonds	4/14/2022	1,146,441	1,146,441
Sterling Entertainment Enterprises, LLC	Corporate Bonds	12/27/2017	1,139,164	1,090,600
Utex Industries Holdings, LLC	Warrants	12/3/2020	—	—
Utex Industries, Inc.	Common Stocks	12/3/2020	136,007	176,099
				$ 4,006,070

* The acquisition date listed is the original acquisition date by the Predecessor Fund.
Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Fund, have been identified in the Portfolio of Investments.
2. Transactions with Related Parties and Other Service Providers
The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Fund (the "Management Agreement"). The Management Agreement provides for the Fund to pay an annual fee, payable monthly by the Fund, in an amount equal to 1.25% of the Fund's average daily Managed Assets. "Managed Assets" means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund's accrued liabilities (other than liabilities representing borrowings for investment purposes). The Adviser has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that total annual fund operating expenses (excluding distribution and service fees, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) do not exceed an annual rate of 0.75% (the "Expense Limitation"). The Expense Limitation will remain for 18 months from the commencement of the Fund's operations, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed by the Adviser with respect to the Fund for a three-year period following the date of such fee waiver and/or expense reimbursement, to the extent the Fund's total annual operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement.
As of October 31, 2023, the amount of potential recovery was as follows:
10/31/2026	Total
$246,747	$246,747
For the period ended to October 31, 2023, the Adviser earned advisory fees of $58,206 and waived and reimbursed fees of $246,747.

POLEN CREDIT OPPORTUNITIES FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
The Fund has not recorded a commitment or contingent liability at October 31, 2023.
Other Service Providers
The Bank of New York Mellon ("BNY Mellon") serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Fund may enter into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and have agreed to compensate the intermediaries for providing those services.
Foreside Funds Distributors LLC (the "Distributor") provides principal underwriting services to the Fund pursuant to a distribution agreement between the Fund and the Distributor.
Trustees and Officers
The Fund is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Fund. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund.
JW Fund Management LLC ("JWFM") provides a Principal Executive Officer and Principal Financial Officer to the Fund. Chenery Compliance Group, LLC ("Chenery") provides the Fund with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Fund.
3. Investment in Securities
From August 28, 2023, commencement of investment operations, to October 31, 2023, aggregated purchases and sales of investment securities (excluding short-term investments and subscriptions in-kind) of the Fund were as follows:
	Purchases	Sales
Investment Securities	$1,762,581	$1,081,643
The Fund had a subscription-in-kind on August 25, 2023, which resulted in transactions into the Fund of which is comprised of received securities and cash in the amounts of $25,256,762 and $2,714,322, respectively, in the Reorganization.

POLEN CREDIT OPPORTUNITIES FUND
Notes to Financial Statements (Continued)
October 31, 2023
(Unaudited)
4. Capital Share Transactions
From August 28, 2023, commencement of operations, to October 31, 2023, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Period Ended October 31, 2023* (Unaudited)
	Shares	Amount
Institutional Class
Sales	2,618,643	$26,186,426
Reinvestments	48,172	473,642
Redemptions	—	—
Net increase	2,666,815	$26,660,068

*	The Fund commenced operations on August 28, 2023. The Adviser made an initial Institutional Class share purchase of 10,000 shares for $100,000 at a $10.00 net asset value per share on August 14, 2023.
5. Repurchase Offers
The Fund is a closed-end “interval” fund. The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy, which cannot be changed without the approval of the holders of a majority of the Fund's outstanding common shares of beneficial interest, requiring the Fund to offer to repurchase at least 5% and up to 25% of the Fund’s outstanding shares at NAV on a regular schedule.
The Fund will make repurchase offers every three months. Although the Fund's policy permits repurchases of between 5% and 25% of the Fund’s outstanding Shares, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding common shares at NAV, subject to approval of the Board of Trustees. Repurchase offers in excess of 5% are made solely at the discretion of the Fund’s Board of Trustees and investors should not rely on any expectation of repurchase offers in excess of 5%. Even though the Fund makes quarterly repurchase offers, investors should consider the Fund’s shares illiquid.
In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders submit for repurchase an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares submitted for repurchase on a pro rata basis. There were no repurchase offers during the period ended October 31, 2023.
6. Federal Tax Information
As of October 31, 2023, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Polen Credit Opportunities Fund	$26,759,614	$819,072	$(2,181,155)	$(1,362,083)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal period.

POLEN CREDIT OPPORTUNITIES FUND
Notes to Financial Statements (Concluded)
October 31, 2023
(Unaudited)
7. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there was the following subsequent event:
On December 1, 2023, the Fund commenced an offer to repurchase 5% of its outstanding shares as of January 2, 2024. At the time of this report mailing, the results of the offer were not known. The results of the offer will be disclosed in the annual report to shareholders dated April 30, 2024.
Management has evaluated and has determined there are no additional subsequent events.

POLEN CREDIT OPPORTUNITIES FUND
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6024 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. Portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
Board Consideration of Investment Advisory Agreement
At an in-person meeting held on June 9, 2023 (the “Meeting”), the Board of Trustees (the "Board" or the "Trustees") of Polen Credit Opportunities Fund (the "Fund"), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the “Independent Trustees”), unanimously approved a new Investment Advisory Agreement between Polen Capital Credit ("Polen Credit" or the "Adviser") and the Fund (the “Agreement”) on behalf of the Fund.
In determining whether to approve the Agreement, the Trustees, including the Independent Trustees, considered information provided by the Adviser in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Polen Credit 15(c) Response”) regarding (i) the services to be performed by Polen Credit for the Fund, (ii) the composition and qualification of Polen Credit’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Fund, (iv) investment performance of the Fund’s strategy, (v) the financial condition of Polen Credit, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients; (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, and (ix) any litigation, investigation or administrative proceeding which may have a material impact on Polen Credit’s ability to service the Fund.
The Board of Trustees considered additional information provided by representatives from Polen Credit invited to participate in the Meeting regarding Polen Credit’s history, performance, investment strategy, and compliance program. Representatives of Polen Credit responded to questions from the Board of Trustees. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the approval of the Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to various factors. After deliberating, the Trustees determined that the overall arrangement between the Fund and Polen Credit, as provided by the terms of the Agreement, including the advisory fees under the Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.
Based on the Polen Credit 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services to be provided by Polen Credit are appropriate and consistent with the terms of the Agreement, (ii) that the quality of those services is likely to be consistent with industry norms, (iii) the Fund is likely to benefit from the provision of those services, and (iv) Polen Credit has sufficient personnel, with the appropriate skills and experience, to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel.
The Board of Trustees discussed Polen Credit’s business continuity plan, and its ability to continue to manage the Fund effectively in light of volatility in the financial markets.
The Trustees considered that the Fund is newly formed, and therefore did not have historical performance. The Trustees noted that they received performance information of the Predecessor Fund, which was intended to reorganize with and into the Fund prior to

POLEN CREDIT OPPORTUNITIES FUND
Other Information (Concluded)
(Unaudited)
the commencement of its investment operations and had substantially similar investment objectives, investment policies and portfolio management to those of the Fund. The Trustees concluded that the performance information relating to the Predecessor Fund was acceptable for purposes of its consideration of the Agreement.
The Trustees also considered information regarding Polen Credit’s proposed advisory fees and an analysis of the fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from Polen Credit’s relationship with the Fund. The Trustees considered the fees that Polen Credit charges to its private funds and separately managed accounts and evaluated the explanations provided by Polen Credit as to differences in fees to be charged the Fund. The Trustees evaluated information provided by Polen Credit indicating the proposed advisory fee for the Fund are within the normal range of fees and expenses for funds of similar size, composition and type of investment product. The Trustees concluded that the advisory fees and services to be provided by Polen Credit are consistent with those of other advisers which manage interval funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting.
The Trustees considered the costs of the services to be provided by Polen Credit, the compensation and benefits to be received by Polen Credit in providing services to the Fund, Polen Credit’s projected profitability in the first year of operation of the Fund and certain additional information related to the financial condition of Polen Credit. In addition, the Trustees considered any direct or indirect revenues anticipated to be received by affiliates of Polen Credit.
The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Fund increase because fixed expenses will be spread across a larger asset base. Because the Fund had not yet commenced operations, and the Fund has a fee cap in place, the Board of Trustees concluded that economies of scale were not a necessary consideration at the present time.
At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board of Trustees, including the Independent Trustees, unanimously approved the Agreement for an initial two-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

Investment Adviser
Polen Capital Credit, LLC
1075 Main Street
Suite 320
Waltham, MA 02451
Administrator
The Bank of New York Mellon
301 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Kirkland & Ellis LLP
601 Lexington Avenue
New York, NY 10022
PCO-1023

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	None.

(b)	None.

Item 13. Exhibits.

(a)(1)	Not applicable..

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Polen Credit Opportunities Fund

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date:	January 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date:	January 8, 2024

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	January 8, 2024

*	Print the name and title of each signing officer under his or her signature.